Inventories (Narrative) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Inventories [Abstract]
Cost of inventories	$ 139,813	$ 528,890
Impairment of inventories	$ 113,283	$ 0	$ 0